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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act file number: 811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)                    (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2004

Item 1. Schedules of Investments.

The schedules of investments as of the close of the reporting period are set forth below for:
ING Emerging Countries Fund
ING Foreign Fund
ING International Fund
ING International SmallCap Growth Fund
ING Precious Metals Fund
ING Russia Fund
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Worldwide Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 93.9%
		AUSTRIA: 0.8%
12,000		Bank Austria Creditanstalt AG	$707,744

			707,744

		BRAZIL: 10.7%
11,400		Banco Itau Holding Financeira SA ADR	527,136
15,400		Brasil Telecom Participacoes SA ADR	462,000
24,900		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	471,606
52,600	L	Cia Energetica de Minas Gerais ADR	965,736
55,300		Cia Vale do Rio Doce ADR	2,438,730
147,100	L	Petroleo Brasileiro SA ADR	3,773,115
58,159	L	Tele Norte Leste Participacoes SA ADR	759,557
17,700		Votorantim Celulose e Papel SA ADR	632,952

			10,030,832

		CHILE: 0.8%
125,200		Enersis SA ADR	744,940

			744,940

		CHINA: 2.9%
1,184,000		China Petroleum & Chemical Corp.	466,633
1,059,000	@, L	China Shipping Container Lines Co., Ltd.	363,190
1,974,000		China Telecom Corp. Ltd.	657,180
510,600		Huaneng Power International, Inc.	406,514
1,642,000		PetroChina Co., Ltd.	820,097

			2,713,614

		CZECH REPUBLIC: 0.9%
32,100		Cesky Telecom AS GDR	381,808
13,300		Komercni Banka AS GDR	455,731

			837,539

		HONG KONG: 3.4%
499,000		China Mobile Hong Kong Ltd.	1,447,025
986,000	@	China Resources Power Holdings Co.	505,222
319,000		Citic Pacific Ltd.	768,896
939,100		CNOOC Ltd.	451,605

			3,172,748

		INDIA: 5.6%
120,000		Larsen & Toubro Ltd.	1,997,628
12,400		Ranbaxy Laboratories Ltd. GDR	258,292
105,400	#, L	Reliance Industries Ltd. GDR	2,292,450
96,000		Ultratech Cemco Ltd.	709,210

			5,257,580

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		INDONESIA: 2.5%
3,767,500		Bank Mandiri Persero Tbk PT	$514,511
6,819,000		Bumi Resources Tbk PT	429,284
2,738,500	@	Perusahaan Gas Negara PT	359,737
1,234,500		Telekomunikasi Indonesia Tbk PT	1,052,118

			2,355,650

		ISRAEL: 3.1%
21,300	@	Check Point Software Technologies	423,657
117,500		Makhteshim-Agan Industries Ltd.	501,229
68,600	L	Teva Pharmaceutical Industries Ltd. ADR	2,030,560

			2,955,446

		MALAYSIA: 5.8%
601,000		Commerce Asset Holdings BHD	739,958
347,000		Gamuda BHD	483,974
176,800		Genting BHD	697,518
425,800		Malayan Banking BHD	1,198,030
691,850		Public Bank BHD	1,273,043
382,000		Telekom Malaysia BHD	1,035,118

			5,427,641

		MEXICO: 7.4%
49,600		America Movil SA de CV ADR	1,772,208
27,665		Cemex SA de CV ADR	779,600
10,200		Fomento Economico Mexicano SA de CV ADR	448,188
38,200		Grupo Aeroportuario del Sureste SA de CV ADR	813,660
167,000		Grupo Financiero Banorte SA de CV	614,362
153,200	@	Grupo Mexico SA de CV	514,067
12,150		Grupo Televisa SA ADR	571,050
30,800	L	Telefonos de Mexico SA de CV ADR	951,104
15,910		TV Azteca SA de CV ADR	139,053
97,800	@	Urbi Desarrollos Urbanos SA de CV	337,596
3,459		Wal-Mart de Mexico SA de CV	10,534

			6,951,422

		PERU: 0.5%
23,200		Cia de Minas Buenaventura SA ADR	499,496

			499,496

		POLAND: 1.2%
278,500		Telekomunikacja Polska SA GDR	1,112,858

			1,112,858

		RUSSIA: 4.2%
18,000	L	LUKOIL ADR	1,957,500
16,000	L	OAO Gazprom ADR	476,000
14,600	L	Surgutneftegaz ADR	488,808
10,000	@, L	Vimpel-Communications ADR	874,500
11,288	L	YUKOS ADR	179,253

			3,976,061

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		SOUTH AFRICA: 8.8%
126,900		ABSA Group Ltd.	$1,034,030
28,600	L	AngloGold Ashanti Ltd. ADR	937,794
644,600		FirstRand Ltd.	1,030,186
9,000		Impala Platinum Holdings Ltd.	712,102
214,800		MTN Group Ltd.	918,280
48,700		Sasol Ltd.	807,796
219,900		Standard Bank Group Ltd.	1,505,179
408,700		Steinhoff International Holdings Ltd.	524,936
61,300		Telkom SA Ltd.	782,528

			8,252,831

		SOUTH KOREA: 15.1%
3,190		Cheil Communications, Inc.	406,491
22,230		Hyundai Motor Co.	823,998
44,061	@	Kookmin Bank	1,211,384
11,730		KT Corp.	373,178
10,370		LG Chem Ltd.	344,839
24,800		LG Electronics, Inc.	1,033,854
12,440		POSCO	1,712,712
16,270		Samsung Electronics Co., Ltd.	5,803,444
11,000		Samsung Fire & Marine Insurance Co., Ltd.	615,838
2,180		Shinsegae Co., Ltd.	507,808
8,450		SK Corp.	341,808
6,810		SK Telecom Co., Ltd.	937,794

			14,113,148

		TAIWAN: 12.8%
143,400	L	Asustek Computer, Inc. GDR	316,914
47,500		AU Optronics Corp. ADR	558,125
1,017,500		Chinatrust Financial Holding Co.	1,038,823
1,153,600		Compal Electronics, Inc.	1,148,374
413,000		Evergreen Marine Corp.	303,218
297,380		Formosa Plastics Corp.	411,827
1,277,000		Fubon Financial Holding Co., Ltd.	1,053,194
114,060		HON HAI Precision Industry	410,199
94,425	L	HON HAI Precision Industry GDR	717,265
69,028		MediaTek, Inc.	397,047
908,000		Mega Financial Holding Co., Ltd.	565,904
1,275,561		Nan Ya Plastics Corp.	1,699,127
1,525,888		Taiwan Semiconductor Manufacturing Co., Ltd.	1,935,419
1,786,996	@	United Microelectronics Corp.	1,143,555
500,668		Yuanta Core Pacific Securities Co.	297,918

			11,996,909

		THAILAND: 2.3%
275,100		Advanced Info Service PCL	640,193
158,700	@	Bangkok Bank PCL	364,926
262,200	@	Kasikornbank PCL	301,519
119,400		PTT PCL	442,017
77,400		Siam Cement PCL	457,173

			2,205,828

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		TURKEY: 1.8%
253,780,000		Akbank TAS	$1,046,783
122,072,000	@	Arcelik	653,326

			1,700,109

		UNITED KINGDOM: 1.3%
59,600		Anglo American PLC	1,262,978

			1,262,978

		UNITED STATES: 2.0%
11,800	L	iShares MSCI Emerging Markets Index Fund	1,837,850

			1,837,850

		Total Common Stock
		(Cost $65,852,426)	88,113,224

EQUITY-LINKED SECURITIES: 3.2%
		INDIA: 0.7%
92,600	@	Hindustan Lever Ltd.	232,426
21,200	@	Larsen and Toubro Ltd.	352,980
6,639	@	Ultratech Cemco	49,046

			634,452

		LUXEMBOURG: 1.3%
92,500	@	ICICI Bank Ltd.	531,875
48,300	@	Oil and Natural Gas Corp. Ltd.	746,235

			1,278,110

		NETHERLANDS: 1.2%
34,000	@	Infosys Technologies	1,139,000

			1,139,000

		Total Equity-Linked Securities
		(Cost $2,670,285)	3,051,562

		Total Long-Term Investments
		(Cost $68,532,711)	91,164,786

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.9%
		Securities Lending CollateralCC: 11.9%
$11,192,000		The Bank of New York
		Institutional Cash Reserve Fund		$11,192,000

		Total Short-Term Investments
		(Cost $11,192,000)		11,192,000

		Total Investments In Securities
		(Cost $79,724,711)*	109.0%	$102,356,786
		Other Assets and Liabilities—Net	(9.0)	(8,426,958)

		Net Assets	100.0%	$93,929,828

	@	Non–income producing security.
	ADR	American Depository Receipt.
	L	Loaned Securities, a portion or all of the security is on loan at July 31, 2004.
	GDR	Global Depository Receipt.
	#	Securities with purchase pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. There securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	CC	Security purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $82,539,858. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,092,928
		Gross Unrealized Depreciation		(2,276,000)

		Net Unrealized Appreciation		$19,816,928

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of July 31, 2004 (Unaudited) (continued)

Industry	Percentage of Net Assets

Advertising	0.4%
Auto Manufacturers	0.9
Banks	16.0
Beverages	0.5
Building Materials	2.1
Chemicals	5.6
Coal	0.5
Computers	1.2
Diversified Financial Services	2.1
Electric	2.8
Electrical Components and Equipment	7.3
Electronics	2.1
Engineering and Construction	3.9
Food	0.5
Forest Products and Paper	0.7
Gas	0.4
Holding Companies-Diversified	0.8
Home Furnishings	1.3
Household Products/Wares	0.2
Insurance	0.7
Internet	0.5
Investment Companies	2.0
Iron/Steel	1.8
Lodging	0.7
Media	0.8
Mining	6.8
Oil and Gas	11.6
Pharmaceuticals	2.4
Real Estate	0.4
Retail	0.6
Semiconductors	3.8
Telecommunications	15.0
Transportation	0.7
Securities Lending Collateral	11.9
Other Assets and Liabilities, Net	(9.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 92.1%
		ARGENTINA: 0.1%
10,042		Grupo Financiero Galicia SA ADR	$51,917

			51,917

		AUSTRALIA: 1.4%
17,633		Amcor Ltd.	84,466
88,062		AMP Ltd.	386,670
52,920		John Fairfax Holdings Ltd.	139,539
46,995		Newcrest Mining Ltd.	465,275
25,263		News Corp. Ltd.	214,483
13,555	@	Sons of Gwalia Ltd.	16,327
43,298	@	Southcorp Ltd.	94,810

			1,401,570

		AUSTRIA: 2.1%
13,641		Bank Austria Creditanstalt AG	804,528
11,492		Erste Bank der Oesterreichischen Sparkassen AG	445,598
1,210		Flughafen Wien AG	69,360
2,059		OMV AG	450,646
9,543		Wienerberger AG	341,613

			2,111,745

		BELGIUM: 1.2%
1,739		Almancora Comm. Va	90,156
6,279		Almanij NV	371,632
5,044		Belgacom SA	154,915
11,427		Fortis	245,775
5,470		Interbrew SA	164,436
3,255		KBC Bancassurance Holding	183,282

			1,210,196

		BRAZIL: 0.1%
5,000		Cia de Concessoes Rodoviarias	54,792

			54,792

		CANADA: 1.1%
14,594		Canadian Natural Resources Ltd.	485,918
6,558		EnCana Corp.	290,644
2,514	@	OPTI Canada, Inc.	33,501
2,601		Petro-Canada	121,439
15,411	@	Telesystem Intl. Wireless, Inc.	164,127

			1,095,629

		CZECH REPUBLIC: 1.6%
13,124		Cesky Telecom AS	156,605
13,578		Komercni Banka AS	1,385,471

			1,542,076

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		DENMARK: 0.2%
14		AP Moller - Maersk A/S	$97,365
3,224		H Lundbeck A/S	64,426
510		Kobenhavns Lufthavne	71,930

			233,721

		FINLAND: 1.2%
19,508		Fortum Oyj	268,660
33,893		Nokia Oyj	392,227
24,600		UPM-Kymmene Oyj	476,891

			1,137,778

		FRANCE: 8.0%
1,685		Air Liquide	273,073
20,167	@	Alcatel SA	261,475
1,404	@	Atos Origin	82,963
6,449		Aventis SA	500,795
13,977		BNP Paribas	814,583
10,122		Bouygues	340,696
6,205		Carrefour SA	296,260
10,358		France Telecom	256,342
1,007		Gecina SA	79,203
2,497		LVMH Moet Hennessy Louis Vuitton SA	170,585
969		Pernod-Ricard	116,120
3,755		Renault SA	296,572
15,615		Sanofi-Aventis	1,032,495
2,641	@	SNECMA	52,750
10,629		Suez SA	210,345
1,179		Technip SA	164,495
2,866		Thales SA	99,872
9,893		Total SA	1,924,952
678		Unibail	71,120
1,549		Valeo SA	62,968
13,407		Veolia Environnement	358,410
15,244	@	Vivendi Universal SA	381,129

			7,847,203

		GERMANY: 8.1%
2,473		Adidas-Salomon AG	294,055
8,650		BASF AG	460,832
16,678		Bayerische Hypo-und Vereinsbank AG	269,733
19,167	@	Commerzbank AG	328,739
4,593		Deutsche Bank AG	319,030
8,703		Deutsche Post AG	175,522
43,030	@	Deutsche Telekom AG	722,195
13,225		E.ON AG	943,043
17,956		Fraport AG Frankfurt Airport Services Worldwide	547,816
1,461	@	Freenet.de AG	27,383
2,240		Fresenius Medical Care AG	163,324
2,454		Henkel KGaA	168,353
6,057	@	Hypo Real Estate Holding AG	188,727
2,732		MAN AG	101,490
1,687		Medion AG	36,458
24,220		Metro AG	1,108,163
3,601		Muenchener Rueckversicherungs AG	347,657
186		Puma AG Rudolf Dassler Sport	43,940

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		GERMANY: 8.1% (continued)
7,127		RWE AG	$349,341
6,342		Schering AG	357,686
10,350		Siemens AG	728,478
5,995		Volkswagen AG	243,667

			7,925,632

		GREECE: 0.2%
1,642		Coca Cola Hellenic Bottling Co. SA	38,679
14,524		Hellenic Telecommunications Organization SA	176,913

			215,592

		HUNGARY: 2.3%
2,515		Egis Rt.	108,298
1,008		Gedeon Richter Rt.	99,523
104,516		Matav Magyar Tavkozlesi Rt.	421,351
80,393		OTP Bank Rt.	1,656,727

			2,285,899

		INDONESIA: 0.5%
1,148,993		Bank Mandiri Persero Tbk PT	156,913
559,500		Indofood Sukses Makmur Tbk PT	42,816
47,511		Semen Gresik Persero Tbk PT	42,661
347,602		Telekomunikasi Indonesia Tbk PT	296,248

			538,638

		IRELAND: 2.5%
4,167	@	Celtic Resources Holdings PLC	27,127
6,420		Depfa Bank PLC	87,935
94,652	@	Dragon Oil PLC	69,499
70,100		EETF - iShares DJ Euro STOXX 50	2,300,657

			2,485,218

		ITALY: 4.7%
16,924		Assicurazioni Generali S.p.A.	447,452
8,810	@	Banca Antonveneta S.p.A.	177,917
191,261		Banca Intesa S.p.A.	708,586
83,911		Banca Nazionale del Lavoro S.p.A.	196,337
22,633		Banca Popolare di Milano SCRL	139,184
94,098		Beni Stabili S.p.A.	72,236
30,823		Capitalia S.p.A.	93,340
85,373		Cassa di Risparmio di Firenze S.p.A.	155,754
27,341		Credito Emiliano S.p.A.	223,638
67,608		Enel S.p.A.	534,263
35,679		ENI S.p.A.	733,153
19,558		Saipem S.p.A.	186,161
42,416		Telecom Italia S.p.A.	125,773
46,041		Terna S.p.A.	98,667
150,094		UniCredito Italiano S.p.A.	718,791

			4,611,252

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		JAPAN: 18.5%
3,075		Aeon Credit Service Co., Ltd.	$188,385
18,000		Bank of Yokohama Ltd.	97,417
4,837		Canon, Inc.	235,749
14,358		Credit Saison Co., Ltd.	432,791
3,000		Daihatsu Motor Co., Ltd.	23,385
11,587		Denso Corp.	283,272
4,000		Fuji Photo Film Co., Ltd.	120,153
74		Fuji Television Network, Inc.	160,786
4,800		Hitachi Capital Corp.	81,914
14,831		Hitachi Ltd.	90,562
14,563		Honda Motor Co., Ltd.	704,510
6,355		Ito-Yokado Co., Ltd.	246,035
22		Japan Tobacco, Inc.	168,078
21,418		Kao Corp.	530,358
22,126		Koito Manufacturing Co., Ltd.	175,521
60,471		Matsushita Electric Industrial Co., Ltd.	807,415
102		Mitsubishi Tokyo Financial Group, Inc.	917,242
700		Nidec Corp.	65,005
24		Nippon Telegraph & Telephone Corp.	118,500
59,006		Nissan Motor Co., Ltd.	631,923
43,290		Nomura ETF - Nikkei 225 Exchange Traded Fund	4,383,321
99,796		Nomura Holdings, Inc.	1,366,243
254,923		Nomura TOPIX Exchange Traded Fund	2,609,628
65		NTT DoCoMo, Inc.	112,701
48,000		Sanyo Electric Co., Ltd.	182,672
38,716	@	Seiyu Ltd.	105,163
13,000		Sharp Corp.	187,498
32,362		Shiseido Co., Ltd.	401,903
602		SMC Corp.	58,960
22,452		Sony Corp.	780,856
7,830		Sumitomo Trust & Banking Co., Ltd.	45,662
200		Takeda Pharmaceutical Co., Ltd.	9,346
28,100		Tokyo Broadcasting System, Inc.	478,005
21,000		Toyota Motor Corp.	837,393
7,102		Uni-Charm Corp.	372,257
6,000		Yamaha Motor Co., Ltd.	91,574

			18,102,183

		LUXEMBOURG: 0.1%
3,816	@	Millicom Intl. Cellular SA	64,376
1,558	@	SBS Broadcasting SA	56,571

			120,947

		MEXICO: 0.8%
39,013		Fomento Economico Mexicano SA de CV	171,242
140,188		Grupo Financiero Banorte SA de CV	515,726
32,863		Grupo Financiero Inbursa SA	48,802
247	@, X	Holcim Apasco SA de CV ADR	12,597

			748,367

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		NETHERLANDS: 2.2%
6,097		Euronext NV	$161,685
7,348		European Aeronautic Defense and Space Co.	202,850
271		Grolsch NV	8,076
9,666		Heineken NV	302,545
7,134		Koninklijke Philips Electronics NV	173,110
10,710		Royal Dutch Petroleum Co.	538,412
10,987		Unilever NV	675,711
3,027		VNU NV	79,780

			2,142,169

		NORWAY: 1.3%
8,410		Norsk Hydro ASA	532,245
1,847		Sparebanken Rogaland	78,652
42,189		Statoil ASA	527,894
22,594		Telenor ASA	154,208

			1,292,999

		PHILIPPINES: 0.2%
374,000		Ayala Corp.	37,413
48,400		Bank of the Philippine Islands	36,231
2,346		Globe Telecom, Inc.	35,768
4,500	@, L	Philippine Long Distance Telephone ADR	100,845

			210,257

		POLAND: 2.6%
10,537	@	Agora SA	138,472
1,257		Bank BPH	138,326
93,051	@	Bank Millennium SA	67,428
31,457		Bank Pekao SA	980,272
20,081		Bank Zachodni WBK SA	441,135
3,600	@	BRE Bank SA	99,311
16,247	@	Budimex SA	200,410
5,835		Orbis SA	40,176
102,684		Telekomunikacja Polska SA	409,958

			2,515,488

		PORTUGAL: 0.5%
55,106		Banco Comercial Portugues SA	114,028
61,351		Electricidade de Portugal SA	164,120
6,004	@	Jeronimo Martins	64,995
29,238	@	Media Capital SGPS	135,524
5,852		Portugal Telecom SGPS SA	60,052

			538,719

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		RUSSIA: 1.5%
5,547		Moscow City Telephone ADR	$62,681
1,706		North-West Telecom ADR	36,039
2,445		Sberbank RF	929,100
789		Sibirtelecom OAO ADR	26,826
3,291	@	Sun Interbrew Ltd. GDR	44,377
16,994		Uralsvyazinform ADR	100,265
10,798		VolgaTelecom ADR	51,830
10,966	@	Wimm-Bill-Dann Foods OJSC ADR	143,655
3,590	@, L	YUKOS ADR	57,009

			1,451,782

		SOUTH AFRICA: 0.5%
50,350		Nedcor Ltd.	480,002

			480,002

		SOUTH KOREA: 0.2%
650		Samsung Electronics Co., Ltd.	231,852

			231,852

		SPAIN: 1.1%
2,870		Altadis SA	89,564
694		Banco Pastor SA	20,487
19,272		Endesa SA	351,638
2,512	@	Fadesa Inmobiliaria SA	33,570
11,001	@	Gestevision TelecInco SA	173,902
6,461		Grupo Empresarial Ence SA	181,274
8,312		Iberdrola SA	169,950
5,465		Promotora de Informaciones SA	88,007

			1,108,392

		SWEDEN: 0.9%
6,526		Autoliv, Inc.	271,023
10,063	@	Elekta AB	234,873
12,114		Getinge AB	139,664
5,775		Nobia AB	65,426
23,224		Skandia Forsakrings AB	90,524
37,563	@	Telefonaktiebolaget LM Ericsson	100,322

			901,832

		SWITZERLAND: 5.7%
1,624		Adecco SA	75,497
12,905	@	Credit Suisse Group	414,523
5,003		Nestle SA	1,273,909
41,095		Novartis AG	1,837,144
14,275		Roche Holding AG	1,407,806
165		SGS SA	88,678
2,978		Swatch Group AG	377,908
2,641		UBS AG	176,735

			5,652,200

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		TURKEY: 4.1%
174,383,560		Akbank TAS	$719,291
153,819,816	@	Dogan Sirketler Grubu Holdings	248,545
13,305,000	@	Dogan Yayin Holding	45,355
456,000	@	Enka Insaat ve Sanayi AS	9,560
160,092,623		Haci Omer Sabanci Holding AS	507,538
91,369,539		KOC Holding AS	469,509
25,070,000		Migros Turk TAS	133,756
4,915,000	@	Tofas Turk Otomobil Fabrik	10,304
3,916,000		Trakya Cam Sanayi AS	9,611
25,583,570		Turk DIS Ticaret Bankasi	36,978
5,382,000		Turk Sise ve Cam Fabrikalari AS	11,375
24,225,375		Turkcell Iletisim Hizmet AS	99,098
267,312,484	@	Turkiye Garanti Bankasi AS	829,229
190,920,708		Turkiye Is Bankasi	735,437
4,776,000	@	Vestel Elektronik Sanayi	15,874
67,815,000	@	Yapi ve Kredi Bankasi	181,472

			4,062,932

		UKRAINE: 0.0%
306	@, I, XX	Centrenergo ADR	5,037

			5,037

		UNITED KINGDOM: 16.4%
21,824		Allied Domecq PLC	176,763
10,856		AstraZeneca PLC	484,194
54,773		BAA PLC	556,834
49,111		BAE Systems PLC	190,822
81,427		Barclays PLC	679,911
37,368		Boots Group PLC	464,175
289,064		BP PLC	2,700,510
5,938		British Land Co. PLC	75,896
26,666		British Sky Broadcasting PLC	293,317
6,545		Burberry Group PLC	44,662
60,686		Cadbury Schweppes PLC	496,037
25,552		Centrica PLC	109,825
58,734		Diageo PLC	728,253
76,158		GlaxoSmithKline PLC	1,545,004
7,658		Highland Gold Mining Ltd.	33,422
36,048		Hilton Group PLC	170,767
7,667		Imperial Tobacco Group PLC	166,934
31,180		Marks & Spencer Group PLC	196,580
19,712		National Grid Transco PLC	156,468
17,761		Pearson PLC	199,335
16,718	@	Peter Hambro Mining PLC	127,835
23,373		Rank Group PLC	125,921
13,904		Reckitt Benckiser PLC	380,106
20,321		Reed Elsevier PLC	179,948
57,749		Royal & Sun Alliance Insurance Group	81,135
45,276		Royal Bank of Scotland Group PLC	1,271,751
7,801		Scottish & Newcastle PLC	56,597
6,645		Scottish & Southern Energy PLC	86,803
97,680		Shell Transport & Trading Co. PLC	704,781
16,646		Smith & Nephew PLC	168,478
260,410		Tesco PLC	1,204,503
898,641		Vodafone Group PLC	1,944,392
13,422		William Hill PLC	125,746
21,027		WPP Group PLC	195,080

			16,122,785

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		VENEZUELA: 0.2%
		Cia Anonima Nacional Telefonos de Venezuela -
11,548		CANTV ADR	$230,614

			230,614

		Total Common Stock
		(Cost $89,821,569)	90,667,415

PREFERRED STOCK: 0.4%
		GERMANY: 0.4%
898		Henkel KGaA	66,154
10,993		ProSieben SAT.1 Media AG	190,365
1,861		Rhoen Klinikum AG	92,311

			348,830

		Total Preferred Stock
		(Cost $319,162)	348,830

EQUITY-LINKED SECURITIES: 0.5%
		INDIA: 0.2%
8,398	#	ICICI Bank Ltd.	48,289
3,435	#	ICICI Bank Ltd.	19,751
26,823	#	ICICI Bank Ltd.	154,232

			222,272

		PHILLIPINES: 0.3%
24	#	Morgan Stanley	294,713
4	#	Morgan Stanley	49,119

			343,83

		Total Equity-Linked Securities
		(Cost $524,193)	566,104

Principal
Amount			Value

CORPORATE BONDS: 1.6%
		HUNGARY: 1.3%
$112,960,000	(1)	Hungary Government Bond, 5.500%, due 02/12/14	446,549
96,470,000	(1)	Hungary Government Bond, 6.250%, due 06/12/08	417,545
52,710,000	(1)	Hungary Government Bond, 6.750%, due 02/12/13	227,737
26,310,000	(1)	Hungary Government Bond, 7.000%, due 06/24/09	116,160
16,260,000	(1)	Hungary Government Bond, 7.000%, due 06/24/09	71,789

			1,279,780

		VENEZUELA: 0.3%
303,000 L		Venezuela Government Intl. Bond, 9.250%, due 09/15/27	270,276

			270,276

		Total Corporate Bonds
		(Cost $1,502,809)	1,550,056

		Total Long-Term Investments
		(Cost $92,167,733)	93,132,405

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.5%
		U.S. Treasury Bills: 10.1%
10,000,000		United States Treasury Bill, 1.240%, due 08/26/04		$9,991,044

		Total U.S. Treasury Bills
		(Cost $9,991,389)		9,991,044

		Securities Lending CollateralCC: 0.4%
364,000		The Bank of New York Institutional Cash Reserve Fund		364,000

		Total Securities Lending Collateral
		(Cost $364,000)		364,000

		Total Short-Term Investments
		(Cost $10,355,389)		10,355,044

		Total Investments In Securities
		(Cost $102,523,122)*	105.1%	$103,487,449
		Other Assets and Liabilities—Net	(5.1)	(5,049,557)

		Net Assets	100.0%	$98,437,892

	ADR	American Depository Receipt
	@	Non-income producing security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Trustees.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2004.
	GDR	Global Depository Receipt
	I	Illiquid Security
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	(1)	Principal amount presented in Hungarian Forint.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $102,561,970.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,928,608
		Gross Unrealized Depreciation		(3,003,129)

		Net Unrealized Appreciation		$925,479

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

Industry	Percentage of Net Assets

Advertising	0.2%
Aerospace/Defense	0.6
Agriculture	0.4
Apparel	0.4
Auto Manufacturers	2.8
Auto Parts & Equipment	0.8
Banks	19.5
Beverages	1.9
Building Materials	0.4
Chemicals	0.7
Commercial Services	0.4
Computers	0.1
Cosmetics/Personal Care	1.3
Distribution/Wholesale	0.0
Diversified Financial Services	3.7
Electric	3.2
Electrical Components and Equipment	0.7
Electronics	0.2
Engineering and Construction	1.8
Entertainment	0.3
Food	5.5
Forest Products and Paper	0.7
Gas	0.1
Hand/Machine Tools	0.1
Healthcare-Products	0.7
Healthcare-Services	0.1
Holding Companies-Divers	1.5
Home Furnishings	1.7
Household Products/Wares	0.6
Housewares	0.0
Insurance	1.4
Internet	0.0
Investment Companies	9.4
Leisure Time	0.1
Lodging	0.0
Machinery-Diversified	0.1
Media	3.0
Mining	0.7
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.2
Oil and Gas	9.3
Oil and Gas Services	0.4
Packaging and Containers	0.1
Pharmaceuticals	7.5
Real Estate	0.3
Retail	1.4
Sovereign	1.6
Telecommunications	6.9
Transportation	0.3
Water	0.6
U.S. Treasury Obligations	10.1
Securities Lending Collateral	0.4
Other Assets and Liabilities, Net	(5.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of July 31, 2004 (Unaudited) (continued)

At July 31, 2004, the following forward currency exchange contracts were outstanding for the ING Foreign Fund:

			In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	for	Value	Appreciation
			USD
Czech Republic Koruna CZK 30,901,500	Sell	08/31/04	$1,177,200	$1,169,992	$7,208

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 94.8%
		AUSTRALIA: 0.7%
92,100		QBE Insurance Group Ltd.	$804,600

			804,600

		BELGIUM: 3.5%
50,500	@	Belgacom SA	1,550,993
2,430		Electrabel	765,627
73,500		Fortis	1,580,857

			3,897,477

		BRAZIL: 1.0%
52,800		Uniao de Bancos Brasileiros SA GDR	1,146,288

			1,146,288

		CANADA: 2.5%
37,503		EnCana Corp.	1,662,097
87,700		Methanex Corp.	1,079,588

			2,741,685

		DENMARK: 1.6%
50,000		Danske Bank A/S	1,151,895
17,700		TDC A/S	579,380

			1,731,275

		FINLAND: 1.5%
84,600		UPM-Kymmene Oyj	1,640,041

			1,640,041

		FRANCE: 5.9%
12,097		Lafarge SA	1,037,315
15,730		Schneider Electric SA	1,001,391
13,078		Societe Generale	1,074,592
17,700	L	Total SA ADR	1,723,095
5,339		Total SA	1,038,847
14,400		Valeo SA	585,369

			6,460,609

		GERMANY: 3.4%
30,200		Deutsche Boerse AG	1,475,949
25,700		RWE AG	1,259,726
15,050		Siemens AG	1,059,285

			3,794,960

		GREECE: 1.8%
29,740		Alpha Bank AE	705,110
64,000		Greek Organization of Football Prognostics SA	1,229,214

			1,934,324

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		HONG KONG: 0.4%
596,000		Global Bio-Chem Technology Group Co., Ltd.	$462,431

			462,431

		HUNGARY: 1.1%
57,600		OTP Bank Rt.	1,187,011

			1,187,011

		INDIA: 0.9%
75,100		ICICI Bank Ltd. ADR	977,802

			977,802

		IRELAND: 0.6%
42,300		Irish Life & Permanent PLC	640,069

			640,069

		ISRAEL: 1.3%
49,100	L	Teva Pharmaceutical Industries Ltd. ADR	1,453,360

			1,453,360

		ITALY: 2.8%
195,300		Enel S.p.A.	1,543,331
64,300		Saipem S.p.A.	612,035
205,000		Snam Rete Gas S.p.A	880,865

			3,036,231

		JAPAN: 22.0%
118,000		Amano Corp.	992,834
22,000		Aoyama Trading Co., Ltd.	495,470
57,100		Chugai Pharmaceutical Co., Ltd.	896,038
30,800		FamilyMart Co., Ltd.	898,279
111,000		Hino Motors Ltd.	795,480
55,000		Isetan Co., Ltd.	628,338
173		Japan Retail Fund Investment Corp.	1,202,952
51,000		Kao Corp.	1,262,876
14,400		Kyocera Corp.	1,109,628
180		Mitsubishi Tokyo Financial Group, Inc.	1,618,663
127,000		NEC Corp.	792,789
119,000		Nikko Cordial Corp.	537,240
200		Nippon Telegraph & Telephone Corp.	987,500
130,000		Nomura Holdings, Inc.	1,779,747
22,000		Promise Co., Ltd.	1,423,654
105,000		Sekisui House Ltd.	1,054,181
47,500		Shimano, Inc.	1,151,704
46,000		Shinsei Bank Ltd.	250,935
110,000		Sumitomo Trust & Banking Co., Ltd.	641,479
19,250	@	T&D Holdings, Inc.	892,939
38,200		Takeda Pharmaceutical Co., Ltd.	1,785,029
11,000		Takefuji Corp.	787,095
23,000		Tokyo Electron Ltd.	1,122,132
29,100		Toyota Motor Corp.	1,160,388

			24,267,370

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		MALAYSIA: 3.2%
891,400		AMMB Holdings BHD	$806,678
72,000		British American Tobacco Malaysia BHD	965,866
431,000		Commerce Asset Holdings BHD	530,652
438,200		Malayan Banking BHD	1,232,919

			3,536,115

		MEXICO: 1.2%
452,100		Wal-Mart de Mexico SA de CV	1,376,818

			1,376,818

		NETHERLANDS: 4.8%
70,700	@	ASML Holding NV	1,005,805
27,032		Koninklijke Philips Electronics NV	655,945
21,100		Royal Dutch Petroleum Co.	1,060,737
31,290	@, L	Royal Dutch Petroleum Co.	1,573,887
15,300		Unilever NV	940,965

			5,237,339

		NEW ZEALAND: 1.0%
125,430		Fisher & Paykel Healthcare Corp.	1,070,965

			1,070,965

		SINGAPORE: 4.2%
154,600	@	CapitaCommercial Trust	99,727
1,476,000		CapitaLand Ltd.	1,345,452
199,000		DBS Group Holdings Ltd.	1,793,608
178,000		United Overseas Bank Ltd.	1,416,862

			4,655,649

		SPAIN: 2.6%
81,793		Banco Bilbao Vizcaya Argentaria SA	1,085,628
123,800		Telefonica SA	1,804,994

			2,890,622

		SWEDEN: 2.0%
461,400		Skandia Forsakrings AB	1,798,484
40,800		Swedish Match AB	399,326

			2,197,810

		SWITZERLAND: 5.8%
24,220	@	Credit Suisse Group	777,973
4,165		Nestle SA	1,060,530
19,280	@	Novartis AG ADR	861,045
12,100		Novartis AG	540,928
21,600		Roche Holding AG	2,130,200
15,100		UBS AG	1,010,489

			6,381,165

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		UNITED KINGDOM: 16.6%
278,000		BP PLC	$2,597,146
168,400		Diageo PLC	2,088,022
8,100		GlaxoSmithKline PLC ADR	331,695
146,835		GlaxoSmithKline PLC	2,978,814
72,100		Imperial Tobacco Group PLC	1,569,836
116,375		Kingfisher PLC	601,001
1,144,800		Legal & General Group PLC	2,019,265
80,200	@	Provident Financial PLC	823,993
64,700	@	Rio Tinto PLC	1,680,833
126,900	@	Severn Trent PLC	1,838,765
838,336		Vodafone Group PLC	1,813,909

			18,343,279

		UNITED STATES: 2.4%
41,800	L	Schlumberger Ltd.	2,688,576

			2,688,576

		Total Common Stock
		(Cost $95,045,912)	104,553,871

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 10.3%
		Repurchase Agreement: 6.0%
$6,671,000		Deutsche Bank Repurchase Agreement dated 07/30/04, 1.330%, due 08/02/04, $6,671,739 to be
		received upon repurchase (Collateralized by Federal National Mortgage Association, 7.125%,
		Market Value plus accrued interest $6,805,273, due 02/15/05)		$6,671,000

		Total Repurchase Agreement
		(Cost $6,671,000)		6,671,000

		Securities Lending CollateralCC: 4.3%
4,724,000		The Bank of New York Institutional Cash Reserve Fund, 1.337%, due 08/02/04		4,724,000

		Total Securities Lending Collateral
		(Cost $4,724,000)		4,724,000

		Total Short-Term Investments
		(Cost $11,395,000)		11,395,000

		Total Investments In Securities
		(Cost $106,440,912)*	105.1%	$115,948,871
		Other Assets and Liabilities—Net	(5.1)	(5,652,061)

		Net Assets	100.0%	$110,296,810

	@	Non-income producing security.
	ADR	American Depository Receipt.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2004.
	GDR	Global Depository Receipt.
	CC	Security purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $106,506,962. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$11,868,856
		Gross Unrealized Depreciation		(2,426,947)

		Net Unrealized Appreciation		$9,441,909

ING International Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Agriculture	2.7%
Auto Manufacturers	1.8
Auto Parts and Equipment	0.5
Banks	17.3
Beverages	1.9
Biotechnology	0.4
Building Materials	0.9
Chemicals	1.0
Cosmetics/Personal Care	1.1
Diversified Financial Services	6.8
Electric	3.2
Electronics	2.3
Entertainment	1.1
Food	1.8
Forest Products and Paper	1.5
Gas	0.8
Hand/Machine Tools	0.9
Healthcare-Products	1.0
Home Builders	1.0
Insurance	5.0
Leisure Time	1.0
Mining	1.5
Miscellaneous Manufacturing	1.9
Oil and Gas	8.8
Oil and Gas Services	3.0
Pharmaceuticals	10.0
Real Estate	1.2
REITS	1.2
Retail	3.6
Semiconductors	1.9
Telecommunications	6.1
Water	1.7
Repurchase Agreement	6.0
Securities Lending Collateral	4.3
Other Assets and Liabilities-Net	(5.1)

Net Assets	100.0%

At July 31, 2004, the following forward currency exchange contract was outstanding for the ING International Fund:

					Unrealized
Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Appreciation

Pound Sterling			USD

GBP 302,468	Buy	08/03/2004	$549,010	$549,870	$860

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Australia: 1.7%
380,792		BlueScope Steel Ltd.	$1,961,768
1,652,200		Pacific Brands Ltd.	3,355,402

			5,317,170

		Austria: 2.7%
97,884		Erste Bank der Oesterreichischen Sparkassen AG	3,795,418
138,348		Wienerberger AG	4,952,473

			8,747,891

		Belgium: 3.6%
90,200		AGFA-Gevaert NV	2,149,698
29,400		Barco NV	2,511,904
25,600		Colruyt SA	3,304,541
75,100		UCB SA	3,448,912

			11,415,055

		Bermuda: 1.3%
98,350		Frontline Ltd.	3,752,891
31,700		Ship Finance Intl. Ltd.	526,537

			4,279,428

		Canada: 5.7%
115,800		AGF Management Ltd.	1,525,702
138,400		CI Fund Management, Inc.	1,692,250
107,900	@	Cognos, Inc.	3,634,072
81,700	@, L	Cott Corp.	2,285,966
87,100		IPSCO, Inc.	2,031,678
63,400	@	Precision Drilling Corp.	3,152,882
95,700	@	RONA, Inc.	1,973,047
261,400	@, L	SunOpta, Inc.	1,908,220

			18,203,817

		Denmark: 3.3%
323,500		GN Store Nord	2,696,268
146,600	L	H. Lundbeck A/S	2,929,529
53,450	@	ISS A/S	2,629,350
39,500	@	Jyske Bank	2,292,320

			10,547,467

		Finland: 2.5%
37,400		Nokian Renkaat Oyj	3,545,518
165,740		TietoEnator Oyj	4,604,903

			8,150,421

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		France: 6.8%
71,000		Dassault Systemes SA	$3,203,361
602,000		Elior	5,617,217
26,200		Essilor Intl. SA	1,610,640
9,200		IPSOS	934,842
171,500	@	JC Decaux SA	3,653,742
78,500	L	Neopost SA	4,557,163
22,400		Seb SA	2,386,796

			21,963,761

		Germany: 6.0%
43,900		Continental AG	2,075,034
111,000	@, L	Freenet.de AG	2,080,417
91,700	@, L	GPC Biotech AG	1,027,675
103,700	@	Heidelberger Druckmaschinen	3,228,960
198,000	@	Hypo Real Estate Holding AG	6,169,395
164,200	@	MG Technologies AG	2,061,153
78,800		Schwarz Pharma AG	2,550,865

			19,193,499

		Greece: 0.8%
161,630		Cosmote Mobile Telecommunications SA	2,605,735

			2,605,735

		Hong Kong: 1.0%
964,000		Kingboard Chemicals Holdings	1,786,071
250,000		Wing Hang Bank Ltd.	1,501,967

			3,288,038

		Ireland: 3.8%
344,900		Anglo Irish Bank Corp. PLC	5,441,122
304,300	@	Grafton Group PLC	2,454,623
214,200		Kerry Group PLC	4,432,549

			12,328,294

		Italy: 4.1%
320,700		Bulgari S.p.A.	3,143,041
241,600	L	Buzzi Unicem S.p.A.	2,988,216
131,000		Fondiaria-Sai S.p.A.	2,822,145
453,000		Saipem S.p.A.	4,311,845

			13,265,247

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		Japan: 23.1%
53,200		Aoyama Trading Co., Ltd.	$1,198,136
753,000	L	Bank of Fukuoka Ltd.	3,894,778
771,000		Bank of Yokohama Ltd.	4,172,680
128,500		C&S Co., Ltd.	3,090,192
138,300		FamilyMart Co., Ltd.	4,033,507
710,000		Fuji Fire & Marine Insurance Co., Ltd.	2,225,459
20,800		Funai Electric Co., Ltd.	2,907,458
96,300		Hitachi Software Engineering Co., Ltd.	1,904,095
33,200	L	Hogy Medical Co., Ltd.	1,535,258
117,500	L	Hokuto Corp.	1,933,340
144,000	L	Japan General Estate Co., Ltd.	1,675,606
121,800		JSR Corp.	2,012,090
428,000		Kinden Corp.	2,611,278
2,166,000		Kobe Steel Ltd.	2,991,148
114,700		Komeri Co., Ltd.	2,685,841
292,000		Leopalace21 Corp.	5,787,764
1,754,000		Marubeni Corp.	3,965,491
822,000		Mitsui Mining & Smelting Co., Ltd.	3,343,224
145,000		Nippon Electric Glass Co., Ltd.	2,569,946
203,000	@, L	Sega Corp.	2,639,589
548,000		Sumitomo Bakelite Co., Ltd.	3,295,603
255,000		Taiyo Yuden Co., Ltd.	3,055,365
1,181,000		Teijin Ltd.	4,098,871
2,206	@, L	UMC Japan	1,264,620
98,900		Uni-Charm Corp.	5,183,928

			74,075,267

		Luxembourg: 1.8%
1,426,100	@	Gemplus Intl. SA	2,856,432
80,100	@	SBS Broadcasting SA	2,908,431

			5,764,863

		Netherlands: 2.4%
114,500	@, L	ASM Intl. NV	1,887,115
262,100		Buhrmann NV	2,425,309
238,266		Vedior NV ADR	3,491,456

			7,803,880

		Norway: 3.0%
227,400	@	Golar LNG Ltd.	3,270,971
332,600		Smedvig ASA, Class A	3,704,598
395,400		Storebrand ASA	2,571,990

			9,547,559

		Singapore: 0.9%
3,641,000		Hi-P Intl. Ltd.	2,856,516

			2,856,516

		South Korea: 0.9%
13,710		Samsung SDI Co., Ltd.	1,284,577
69,400		You Eal Electronics Co., Ltd.	1,647,649

			2,932,226

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		Spain: 2.7%
461,700	L	Amadeus Global Travel Distribution SA	$2,927,744
197,800		Cortefiel SA	2,199,719
220,300	L	Red Electrica de Espana	3,642,963

			8,770,426

		Sweden: 2.9%
89,600		Autoliv, Inc. ADR	3,721,068
247,600		Getinge AB, Class B	2,854,622
686,200		Skandia Forsakrings AB	2,674,728

			9,250,418

		Switzerland: 4.3%
34,316	@	Actelion Ltd.	3,261,800
6,135		Geberit AG	4,105,433
29,686		Nobel Biocare Holding AG	4,042,674
4,500		SGS SA	2,418,483

			13,828,390

		Thailand: 0.3%
3,836,000		Krung Thai Bank PCL	812,774

			812,774

		United Kingdom: 12.2%
531,600	@	Acambis PLC	3,313,484
2,112,200		Aegis Group PLC	3,216,484
296,286		BPB PLC	2,115,345
342,000		Burberry Group PLC	2,333,768
229,000		Close Brothers Group PLC	2,778,547
132,700		Daily Mail & General Trust	1,617,212
358,500		De Vere Group PLC	2,809,745
678,200		EMI Group PLC	2,770,724
791,700		Kesa Electricals PLC	4,048,305
162,800		Man Group PLC	3,870,812
561,100		Pennon Group PLC	2,541,978
468,200		Punch Taverns PLC	4,055,352
58,427	@, L	Telewest Global, Inc.	660,225
314,900		United Business Media PLC	2,829,471

			38,961,452

		Total Common Stock
		(Cost $266,294,623)	313,909,594

PREFERRED STOCK: 0.9%
		Germany: 0.9%
175,650		ProSiebenSat.1 Media AG	3,041,720

		Total Preferred Stock
		(Cost $1,612,300)	3,041,720

		Total Long-Term Investments
		(Cost $267,906,923)	316,951,314

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.4%
		Securities Lending Collateral CC: 8.4%
$26,936,000		The Bank of New York Institutional Cash Reserve Fund		$26,936,000
		Total Short-Term Investments
		(Cost $26,936,000)		26,936,000

		Total Investments in Securities
		(Cost $294,842,923)*	107.1%	$343,887,314
		Other Assets and Liabilities—Net	(7.1)	(22,938,178)

		Net Assets	100.0%	$320,949,136

	@	Non-income producing security
	ADR	American Depositary Receipt
		Loaned security, a portion or all of the security is on loan at
	L	July 31, 2004.
	cc	Security purchased with cash collateral for securities loaned.
		Cost for federal income tax purposes is $296,819,414. Net
	*	unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,941,011
		Gross Unrealized Depreciation		(8,873,111)

		Net Unrealized Appreciation		$47,067,900

ING International SmallCap Growth Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Percentage of
Industry	Net Assets

Advertising	2.4%
Agriculture	0.6
Apparel	0.7
Auto Parts and Equipment	2.9
Banks	8.8
Beverages	0.7
Biotechnology	0.3
Building Materials	4.4
Chemicals	2.2
Commercial Services	2.7
Computers	2.3
Cosmetics/Personal Care	1.6
Distribution/Wholesale	2.0
Diversified Financial Services	3.1
Electric	1.2
Electrical Components and Equipment	0.9
Electronics	2.9
Engineering and Construction	0.8
Entertainment	0.9
Food	3.0
Food Service	1.8
Healthcare-Products	3.1
Holding Companies-Diversified	0.7
Home Furnishings	0.8
Household Products/Wares	1.1
Insurance	3.2
Internet	0.6
Iron/Steel	2.2
Lodging	0.9
Machinery-Diversified	1.0
Media	3.2
Mining	1.0
Miscellaneous Manufacturing	1.6
Office/Business Equipment	1.4
Oil and Gas	1.0
Oil and Gas Services	2.5
Pharmaceuticals	4.8
Real Estate	2.3
Retail	9.0
Semiconductors	1.0
Software	2.7
Telecommunications	2.4
Textiles	1.3
Toys/Games/Hobbies	0.8
Transportation	3.3
Water	0.8
Securities Lending Collateral	8.4
Other Assets and Liabilities, Net	(7.1)

Net Assets	100.0%

ING Precious Metals Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)

Shares			Value

COMMON STOCK: 87.9%
		Australia: 7.5%
200,000		Newcrest Mining Ltd.	$1,980,103
7,000,000	@, I	Oxiana Ltd.	4,009,696

			5,989,799

		Canada: 50.9%
403,500		Agnico-Eagle Mines Ltd.	5,338,305
240,000		Barrick Gold Corp.	4,588,800
165,000	@	Centerra Gold, Inc.	1,887,133
900,000	@	Gammon Lake Resources, Inc.	5,417,608
264,400	@	Glamis Gold Ltd.	4,161,791
663,600		Iamgold Corp.	3,874,745
684,997	@	Kinross Gold Corp.	3,637,979
240,000	@	Meridian Gold, Inc.	3,194,582
150,000		PAN American Silver Corp.	2,068,500
233,500		Placer Dome, Inc.	3,740,670
7,000,000	@	Queenstake Resources Ltd.	2,317,532
200,000	@	Shore Gold, Inc.	297,968

			40,525,613

		Peru: 3.2%
120,000		Cia de Minas Buenaventura SA ADR	2,583,600

			2,583,600

		South Africa: 6.5%
95,000		AngloGold Ashanti Ltd. ADR	3,115,050
200,000		Gold Fields Ltd. ADR	2,052,000

			5,167,050

		United Kingdom: 4.9%
157,500		Lonmin PLC	2,762,877
145,000	@	Peter Hambro Mining PLC	1,108,752

			3,871,629

		United States: 14.9%
125,000		Freeport-McMoRan Copper & Gold, Inc.	4,356,250
450,000	@	Hecla Mining Co.	2,430,000
75,000		Newmont Mining Corp.	3,035,250
140,000	@	Stillwater Mining Co.	2,037,000

			11,858,500

		Total Common Stock
		(Cost $58,762,944)	69,996,191

WARRANTS: 0.1%
		Canada: 0.1%
17,500	@	Agnico-Eagle Mines Ltd., Expires 11/14/2007	51,800
90,000	@	Kinross Gold Corp., Expires 12/05/2007	47,404

		Total Warrants
		(Cost $81,525)	99,204

		Total Long-Term Investments
		(Cost $58,844,469)	70,095,395

ING Precious Metals Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Principal
Amount				Value

		SHORT-TERM INVESTMENTS: 12.3%
		Repurchase Agreement: 12.3%
$9,760,000		Goldman Sachs Repurchase Agreement dated 07/30/04, 1.360%, due 08/02/04, $9,761,106 to be
		received upon repurchase (Collateralized by $10,500,000 Federal Home Loan Bank, 5.000%, Market
		Value plus accrued interest $9,955,703, due 06/26/18)
				$9,760,000

		Total Short-Term Investments
		(Cost $9,760,000)		9,760,000

		Total Investments In Securities
		(Cost $68,604,469)*	100.3%	$79,855,395
		Other Assets and Liabilities—Net	(0.3)	(236,949)

		Net Assets	100.0%	$79,618,446

	@	Non-income producing security.
	ADR	American Depositary Receipt.
	I	Illiquid security.
	*	Cost for federal income tax purposes is $68,646,619.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,480,278
		Gross Unrealized Depreciation		(3,271,502)

		Net Unrealized Appreciation		$11,208,776

Percentage of
Industry	Net Assets

Diamonds/Precious Stones	0.4%
Diversified Minerals	8.0
Gold Mining	52.5
Metal-Diversified	8.5
Platinum	6.0
Precious Metals	6.8
Silver Mining	5.8
Repurchase Agreement	12.3
Other Assets and Liabilities, Net	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2004 (Unaudited)

Shares			Value
| | |
COMMON STOCK: 89.4%
		Banks: 5.3%
24,000		Sberbank RF	$9,112,800

			9,112,800

		Beverages: 1.2%
311,000	@, I	Sun Interbrew Ltd.	2,117,910

			2,117,910

		Cosmetics/Personal Care: 0.9%
100,000		Kalina	1,530,000

			1,530,000

		Electric: 4.7%
4,200,000	@, I	Konakovskaya Gres	1,932,000
26,000,000		Unified Energy System	6,175,000

			8,107,000

		Engineering and Construction: 0.5%
155,000	@	United Heavy Machinery Uralmash-Izhora Group	852,500

			852,500

		Internet: 0.8%
790,000	@	RBC Information Systems	1,303,500

			1,303,500

		Investment Companies: 5.2%
365,000	I	Novy Neft II Ltd.	3,786,875
197,500	@, I	Novy Neft Ltd.	2,826,719
190,000	@	Vostok Nafta Investment Ltd.	2,414,027

			9,027,621

		Iron/Steel: 3.7%
26,000		Cherepovets MK Severstal	3,692,000
3,803,800	@	Novolipetsk Ferrous Metal FA	2,738,736

			6,430,736

		Metal Fabricate/Hardware: 1.4%
35,000	@	Verkhnaya Salda Metallurgical Production Association	2,450,000

			2,450,000

		Mining: 9.6%
230,000	@	Celtic Resources Holdings PLC	1,497,309
23,000	@	Eureka Mining PLC	33,459
292,000		MMC Norilsk Nickel	15,038,000

			16,568,768

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		Oil and Gas: 19.7%
2,100,000		OAO NK YUKOS	$8,211,000
110,000		OAO Tatneft ADR	2,398,000
300,000		OJSC Surgutneftegaz	10,044,000
90,000		OJSC Surgutneftegaz	3,600,000
2,500,000		Sibneft	6,175,000
1,710,000	@	Tyumen Oil Co.	3,539,700

			33,967,700

		Oil Comp-Integrated: 20.7%
330,000	L	LUKOIL ADR	35,887,499

			35,887,499

		Telecommunications: 15.7%
7,750,000		Central Telecommunication Co.	1,987,875
50,000	@	Golden Telecom, Inc.	1,262,000
52,500		Mobile Telesystems OJSC ADR	6,145,125
135,000		Moscow City Telephone Network	1,525,500
60,600,000		OAO Sibirtelecom	2,527,020
1,000,000		Rostelecom	1,830,000
2,709,869		Southern Telecommunication Co.	196,466
95,000,000		Uralsvyazinform	2,755,000
64,000	@	Vimpel-Communications ADR	5,596,800
1,350,000		VolgaTelecom	3,233,250

			27,059,036

		Total Common Stock
		(Cost $158,793,890)	154,415,070

PREFERRED STOCK: 5.5%
		Electric: 0.7%
6,000,000		Unified Energy System	1,155,000

			1,155,000

		Oil and Gas: 0.7%
29,900,000	@	Achinsk Refinery	1,240,850

			1,240,850

		Pipelines: 2.7%
6,000		Transneft	4,662,000

			4,662,000

		Telecommunications: 1.4%
71,082,514	@	Uralsvyazinform	1,457,191
558,030		VolgaTelecom	926,330

			2,383,521

		Total Preferred Stock
		(Cost $7,793,245)	9,441,371

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2004 (Unaudited) (continued)

Shares				Value

		Total Investments In Securities
		(Cost $166,587,135)*	94.9%	$163,856,441
		Other Assets and Liabilities—Net	5.1	8,774,782

		Net Assets	100.0%	$172,631,223

	@	Non–income producing security.
	I	Illiquid security.
	GDR	Global Depository Receipt.
	ADR	American Depository Receipt.
	SDR	Swedish Depository Receipt.
	*	Cost for federal income tax purposes is $167,520,767. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$22,863,145
		Gross Unrealized Depreciation		(26,527,471)

		Net Unrealized Depreciation		$(3,664,326)

At July 31, 2004, the following forward currency exchange contracts were outstanding for the ING Russia Fund:

					Unrealized
					Appreciation
Currency	Buy/Sell	Settlement Date	In Exchange For	Value	(Depreciation)
Swedish Krona			USD
SEK 3,635,990	Sell	08/02/2004	$473,683	$473,813	$(130)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)

Shares		Value
| | |
COMMON STOCK: 91.4%
	AUSTRALIA: 6.7%
8,356	Australia & New Zealand Banking Group Ltd.	$105,762
32,428	Foster's Group Ltd.	105,054
11,004	Santos Ltd.	55,633
14,383	Stockland	55,531
6,300	Suncorp-Metway Ltd.	61,229
5,652	TABCORP Holdings Ltd.	55,252
32,918	Telstra Corp Ltd.	113,482
2,743	Wesfarmers Ltd.	56,469
35,854	Westfield Trust	106,511
14,464	WMC Ltd. NPV	52,467

		767,390

	BELGIUM: 1.9%
3,492	Belgacom SA	107,249
4,864	Fortis	104,616

		211,865

	BRAZIL: 1.2%
4,000	Cia Energetica de Minas Gerais ADR	73,440
2,700	Uniao de Bancos Brasileiros SA	58,617

		132,057

	CANADA: 1.9%
5,300	BCE, Inc.	111,583
5,486	TransCanada Corp.	110,009

		221,592

	CHINA: 1.0%
226,000	PetroChina Co., Ltd.	112,876

		112,876

	CZECH REPUBLIC: 0.9%
3,000	Komercni Banka AS	102,796

		102,796

	DENMARK: 2.0%
4,700	Danske Bank A/S	108,278
3,500	TDC A/S	114,567

		222,845

	FINLAND: 1.5%
4,400	Fortum Oyj	60,596
5,800	UPM-Kymmene Oyj	112,437

		173,033

	FRANCE: 0.5%
516	Unibail	54,127

		54,127

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		GERMANY: 1.0%
1,550		E.ON AG	$110,527

			110,527

		HONG KONG: 1.7%
32,000		Citic Pacific Ltd.	77,131
20,000		CLP Holdings Ltd.	112,344

			189,475

		INDONESIA: 0.5%
68,500		Telekomunikasi Indonesia Tbk PT	58,380

			58,380

		ITALY: 6.4%
16,940		Enel S.p.A.	133,866
7,667		ENI S.p.A.	157,546
6,520		Riunione Adriatica di Sicurta S.p.A	117,529
24,776		Snam Rete Gas S.p.A	106,460
19,125		TIM S.p.A	101,724
22,247		UniCredito Italiano S.p.A.	106,540

			723,665

		NETHERLANDS: 1.4%
3,160		Royal Dutch Petroleum Co.	158,859

			158,859

		NEW ZEALAND: 1.0%
30,678	L	Telecom Corp. of New Zealand Ltd.	119,052

			119,052

		NORWAY: 1.6%
15,400		DNB NOR ASA	105,577
2,100		Frontline Ltd.	80,133

			185,710

		SINGAPORE: 1.4%
22,000		Singapore Press Holdings Ltd.	55,039
13,000		United Overseas Bank Ltd.	103,479

			158,518

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		SOUTH AFRICA: 3.0%
34,400		FirstRand Ltd.	$54,977
1,460		Impala Platinum Holdings Ltd.	115,519
6,860		Sasol Ltd.	113,788
8,200		Standard Bank Group Ltd.	56,128

			340,412

		SOUTH KOREA: 0.9%
6,200		Kia Motors Corp.	48,192
3,500		Shinhan Financial Group Co., Ltd.	51,027

			99,219

		SPAIN: 1.1%
6,937		Endesa SA	126,573

			126,573

		SWEDEN: 2.3%
5,600		ForeningsSparbanken AB	100,707
3,200		Sandvik AB	109,853
6,000		Skanska AB	51,568

			262,128

		THAILAND: 0.5%
26,300		Advanced Info Service PCL	61,203

			61,203

		UNITED KINGDOM: 14.3%
6,838		Alliance & Leicester PLC	105,442
7,148		Allied Irish Banks PLC	110,014
27,064		BAE Systems PLC	105,158
7,100		BOC Group PLC	121,747
8,900		Diageo PLC	110,353
37,246		Dixons Group PLC	108,585
8,200		Gallaher Group PLC	97,647
24,516		GKN PLC	102,568
5,900		GlaxoSmithKline PLC	119,692
7,870		HSBC Holdings PLC	115,542
11,600		Kelda Group PLC	108,845
13,179		Lloyds TSB Group PLC	98,605
13,660		National Grid Transco PLC	108,429
8,237	@	Provident Financial PLC	84,629
23,924		Rank Group PLC	128,889

			1,626,145

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)(continued)

Shares		Value

	UNITED STATES: 36.7%
3,239	Altria Group, Inc.	$154,177
2,462	Ameren Corp.	110,027
3,900	American Capital Strategies Ltd.	113,997
3,646	Annaly Mortgage Managemen,t Inc.	60,159
1,638	Bank of America Corp.	139,246
6,700	Bristol-Myers Squibb Co.	153,430
2,839	Cinergy Corp.	108,592
4,527	ConAgra Foods, Inc.	117,702
2,450	Deluxe Corp.	107,923
1,500	Developers Diversified Realty Corp.	53,820
2,645	DTE Energy Co.	106,250
1,900	Duke Realty Corp.	58,444
2,275	Eastman Chemical Co.	101,647
2,400	Equity Office Properties Trust	62,280
3,600	Equity Residential	106,380
2,540	General Motors Corp.	109,576
2,700	Health Care Property Investors, Inc.	67,392
1,500	Hospitality Properties Trust	59,820
3,116	IMPAC Mortgage Holdings, Inc.	71,512
2,741	iStar Financial, Inc.	104,158
3,170	JPMorgan Chase & Co.	118,336
2,105	Kerr-McGee Corp.	110,513
3,870	Keycorp	116,797
1,100	Kimco Realty Corp.	52,910
2,600	Kinder Morgan Energy Partners LP	113,126
4,170	May Department Stores Co.	110,630
3,821	National City Corp.	139,466
3,189	Progress Energy, Inc.	134,383
1,473	Rayonier, Inc.	64,783
3,477	Regions Financial Corp.	103,232
1,813	Reynolds American, Inc.	130,445
3,416	RR Donnelley & Sons Co.	108,424
5,800	Sara Lee Corp.	127,368
5,657	SBC Communications, Inc.	143,349
3,650	Southern Co.	106,872
2,357	Thornburg Mortgage, Inc.	65,360
3,402	UST, Inc.	129,106
2,984	Verizon Communications, Inc.	115,003
1,900	Vornado Realty Trust	110,371
2,900	Washington Mutual, Inc.	112,520

		4,179,526

	Total Common Stock
	(Cost $10,117,587)	10,397,973

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)(continued)

Shares					Value

EQUITY-LINKED SECURITIES: 4.3%
			CHINA: 0.4%
45,000	@		China Motor Co.		$50,400

					50,400

			INDIA: 0.9%
15,100	@		Hindustan Petroleum Corp.		103,435

					103,435

			LUXEMBOURG: 0.4%
18,400			Canara Bank		49,680

					49,680

			NETHERLANDS: 0.5%
55,000	@		ABN AMRO NV		56,650

					56,650

			TAIWAN: 2.1%
92,444			Acer, Inc.		118,328
125,235	@		China Steel Corp.		107,702

					226,030

			Total Equity-Linked Securities
			(Cost $529,003)		486,195

			Total Long-Term Investments
			(Cost $10,646,590)		10,884,168

			Total Investments In Securities
			(Cost $10,646,590)*	95.7%	$10,884,168
			Other Assets and Liabilities—Net	4.3	488,077

			Net Assets	100.0%	$11,372,245

		@	Non-income producing security.
		ADR	American Depositary Receipt.
		*	Cost for federal income tax purposes is $10,646,098. Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$479,686
			Gross Unrealized Depreciation		(241,616)

			Net Unrealized Depreciation		$238,070

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2004 (Unaudited)(continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.9%
Agriculture	4.5
Auto	0.4
Auto Manufacturers	1.4
Auto Parts and Equipment	0.9
Banks	17.6
Beverages	1.9
Chemicals	0.9
Commercial Services	3.0
Computer	1.0
Diversified Financial Services	3.2
Electric	11.4
Engineering and Construction	0.5
Entertainment	0.5
Food	2.2
Forest Products and Paper	1.6
Gas	2.0
Hand/Machine Tools	1.0
Holding Companies-Divers	0.7
Insurance	1.0
Investment Companies	1.0
Iron/Steel	0.9
Media	0.5
Mining	1.5
Miscellaneous Manufacturing	0.5
Oil and Gas	7.1
Pharmaceuticals	2.4
Pipelines	2.0
Real Estate	1.9
REITS	7.7
Retail	1.9
Savings and Loans	1.0
Telecommunications	9.2
Transportation	0.7
Water	1.0
Other Assets and Liabilities, Net	4.3

Net Assets	100.0%

ING Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		AUSTRALIA: 10.2%
200,000		Centro Properties Group	$622,864
370,000		Investa Property Group	510,361
637,500		Macquarie DDR Trust	482,156
515,000		Macquarie Goodman Industrial Trust	633,640
1,275,000		Macquarie ProLogis Trust	999,151
630,000		Ronin Property Group	524,875
146,800		Stockland	566,779
500,078	@	Westfield Group	5,305,599

			9,645,425

		BELGIUM: 0.9%
22,000		Warehouses De Pauw SCA	858,885

			858,885

		CANADA: 3.6%
85,500		Boardwalk Real Estate Investment Trust	1,029,989
20,000	@	MI Developments, Inc.	457,200
100,000		O&Y Real Estate Investment Trust	949,586
80,100		RioCan Real Estate Investment Trust	956,499

			3,393,274

		FRANCE: 3.7%
21,928		Gecina SA	1,724,700
16,400		Unibail	1,720,310

			3,445,010

		HONG KONG: 8.1%
675,000		Hang Lung Group Ltd.	965,245
210,000		Henderson Land Development Co., Ltd.	922,884
550,000		Hongkong Land Holdings Ltd.	1,000,939
500,000		Hysan Development Co., Ltd.	898,453
335,000		Sun Hung Kai Properties Ltd.	2,832,072
320,000		Wharf Holdings Ltd.	984,548

			7,604,141

		ITALY: 0.6%
750,000		Beni Stabili S.p.A.	575,753

			575,753

		JAPAN: 7.5%
75		Japan Retail Fund Investment Corp.	521,511
30,000		Joint Corp.	589,476
297,500		Mitsubishi Estate Co., Ltd.	3,371,571
153,200		Mitsui Fudosan Co., Ltd.	1,698,276
74,100		Sumitomo Realty & Development Co., Ltd.	842,713

			7,023,547

		MEXICO: 0.5%
25,800	@	Desarrolladora Homex SA de CV ADR	458,982

			458,982

ING Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares			Value
		NETHERLANDS: 4.1%
15,000		Corio NV	$639,296
14,000		Eurocommercial Properties NV	429,325
30,000		Nieuwe Steen Investments Funds NV	583,843
22,400		Rodamco Europe NV	1,382,027
10,300		Wereldhave NV	844,686

			3,879,177

		SINGAPORE: 0.5%
130,000		City Developments Ltd.	461,453

			461,453

		SPAIN: 1.4%
49,700	@	Fadesa Inmobiliaria SA	664,183
22,000		Inmobiliaria Colonial	624,521

			1,288,704

		UNITED KINGDOM: 12.2%
161,000		British Land Co. PLC	2,057,818
257,000		Brixton PLC	1,402,022
143,500		Capital & Regional PLC	1,392,942
60,000	@	Eurocastle Investment Ltd.	1,018,541
91,000		Hammerson PLC	1,144,217
151,050		Land Securities Group PLC	3,113,651
166,000		Slough Estates PLC	1,349,715

			11,478,906

		UNITED STATES: 42.9%
59,800		Archstone-Smith Trust	1,759,914
53,600		Arden Realty, Inc.	1,629,440
65,475		BNP Residential Properties, Inc.	869,508
44,200		Boston Properties, Inc.	2,338,180
47,000		Camden Property Trust	2,115,000
37,200		Corporate Office Properties Trust SBI MD	942,276
37,700		Developers Diversified Realty Corp.	1,352,676
35,300		Gables Residential Trust	1,166,665
33,100	@	Gaylord Entertainment Co.	965,196
44,600		General Growth Properties, Inc.	1,341,568
21,500		Health Care REIT, Inc.	693,805
106,200		Hersha Hospitality Trust	1,051,380
49,000		Hilton Hotels Corp.	873,670
43,700		Liberty Property Trust	1,678,080
28,700		Macerich Co.	1,374,730
43,400		Mack-Cali Realty Corp.	1,775,060
72,600		Maguire Properties, Inc.	1,796,850
37,500		Mills Corp.	1,710,000
61,300		Omega Healthcare Investors, Inc.	597,675
52,600		Prentiss Properties Trust	1,802,076
42,100		Prologis	1,433,084
43,000		Regency Centers Corp.	1,827,500
33,700		Simon Property Group, Inc.	1,739,257
19,800		SL Green Realty Corp.	972,180
60,900		Starwood Hotels & Resorts Worldwide, Inc.	2,740,500
65,000	@	Strategic Hotel Capital, Inc.	939,250

ING Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2004 (Unaudited) (continued)

Shares					Value
			UNITED STATES: 42.9% (continued)
105,400			Trizec Properties, Inc.		$1,691,670
65,400			United Dominion Realty Trust, Inc.		1,268,106

					40,445,296

			Total Common Stock (Cost $81,178,485)		90,558,553

WARRANTS: 0.0%
			SINGAPORE: 0.0%
13,000	@		City Developments Ltd., expires 05/10/2006		26,895

			Total Warrants (Cost $0)		26,895

			Total Long-Term Investments (Cost $81,178,485)		90,585,448

			Total Investments In Securities (Cost $81,178,485)*	96.2%	$90,585,448
			Other Assets and Liabilities—Net	3.8	3,595,645

			Net Assets	100.0%	$94,181,093

		@	Non-income producing security
		ADR	American Depositary Receipt
		REITs	Real Estate Investments Trusts
		*	Cost for federal income tax purposes $81,784,227.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$9,780,205
			Gross Unrealized Depreciation		(978,984)

			Net Unrealized Appreciation		$8,801,221

Percentage of
Industry	Net Assets
Apartments	7.6%
Diversified	5.9
Health Care	1.4
Hotels and Motels	2.1
Office Property	14.8
Real Estate Holding Companies-Diversified	1.1
Real Estate Hotels and Motels	3.9
Real Estate Investment Companies	1.1
Real Estate Management/Services	8.9
Real Estate Operations/Development	24.3
Real Estate Property Trust	10.2
Real Estate Resorts/Theme Parks	1.0
Regional Malls	6.6
Shopping Centers	4.9
Warehouse/Industrial	2.4
Other Assets and Liabilities, Net	3.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited)

Shares		Value

COMMON STOCK: 97.7%
	AUSTRALIA: 0.3%
45,000	QBE Insurance Group Ltd.	$393,127

		393,127

	BELGIUM: 0.8%
46,500	Fortis	1,000,135

		1,000,135

	BERMUDA: 0.5%
20,815	Tyco Intl. Ltd.	645,265

		645,265

	BRAZIL: 0.6%
32,000	Uniao de Bancos Brasileiros SA GDR	694,720

		694,720

	CANADA: 1.5%
26,532	EnCana Corp.	1,175,873
54,100	Methanex Corp.	665,971

		1,841,844

	DENMARK: 0.6%
31,400	Danske Bank A/S	723,390

		723,390

	FINLAND: 0.6%
37,200	UPM-Kymmene Oyj	721,153

		721,153

	FRANCE: 2.8%
7,351	Lafarge SA	630,347
6,559	Schneider Electric SA	417,554
8,167	Societe Generale	671,065
8,820	Total SA	1,716,170

		3,435,136

	GERMANY: 1.7%
14,650	Deutsche Boerse AG	715,982
19,200	RWE AG	941,118
6,246	Siemens AG	439,621

		2,096,721

	GREECE: 0.4%
18,350	Alpha Bank AE	435,063

		435,063

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited) (continued)

Shares		Value

	HONG KONG: 0.2%
370,000	Global Bio-Chem Technology Group Co., Ltd.	$287,080

		287,080

	HUNGARY: 0.6%
37,600	OTP Bank Rt.	774,855

		774,855

	INDIA: 0.9%
84,700	ICICI Bank Ltd. ADR	1,102,794

		1,102,794

	IRELAND: 0.4%
29,600	Irish Life & Permanent PLC	447,897

		447,897

	ISRAEL: 1.1%
46,100	Teva Pharmaceutical Industries Ltd. ADR	1,364,560

		1,364,560

	ITALY: 0.4%
45,500	Saipem S.p.A.	433,088

		433,088

	JAPAN: 10.1%
85,000	Amano Corp.	715,177
88,600	Chugai Pharmaceutical Co., Ltd.	1,390,349
19,100	FamilyMart Co., Ltd.	557,050
46,000	Hino Motors Ltd.	329,658
34,000	Isetan Co., Ltd.	388,427
59	Japan Retail Fund Investment Corp.	410,255
7,900	Kyocera Corp.	608,754
108	Mitsubishi Tokyo Financial Group, Inc.	971,198
39,000	NEC Corp.	243,455
60	Nippon Telegraph & Telephone Corp.	296,250
98,000	Nomura Holdings, Inc.	1,341,654
14,000	Promise Co., Ltd.	905,962
64,000	Sekisui House Ltd.	642,549
38,300	Shimano, Inc.	928,637
5,500	Takeda Pharmaceutical Co., Ltd.	257,007
6,000	Takefuji Corp.	429,325
12,000	Tokyo Electron Ltd.	585,460
35,800	Toyota Motor Corp.	1,427,556

		12,428,723

	MALAYSIA: 2.1%
548,100	AMMB Holdings BHD	496,006
33,200	British American Tobacco Malaysia BHD	445,372
257,000	Commerce Asset Holdings BHD	316,421
448,100	Malayan Banking BHD	1,260,774

		2,518,573

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited) (continued)

Shares			Value

		MEXICO: 0.8%
300,500		Wal-Mart de Mexico SA de CV	$915,138

			915,138

		NETHERLANDS: 2.6%
51,400		ASML Holding NV	731,236
16,969		Koninklijke Philips Electronics NV	411,761
39,700		Royal Dutch Petroleum Co.	1,996,135

			3,139,132

		NEW ZEALAND: 0.5%
68,400		Fisher & Paykel Healthcare Corp.	584,023

			584,023

		SINGAPORE: 2.2%
97,800	@	CapitaCommercial Trust	63,088
518,500		CapitaLand Ltd.	472,640
122,000		DBS Group Holdings Ltd.	1,099,599
136,300		United Overseas Bank Ltd.	1,084,934

			2,720,261

		SPAIN: 1.2%
31,588		Banco Bilbao Vizcaya Argentaria SA	419,263
68,500		Telefonica SA	998,724

			1,417,987

		SWEDEN: 1.1%
205,100		Skandia Forsakrings AB	799,456
53,000		Swedish Match AB	518,732

			1,318,188

		SWITZERLAND: 3.5%
12,600	@	Credit Suisse Group	404,726
1,820		Nestle SA	463,425
12,380		Novartis AG	553,445
17,568		Roche Holding AG	1,732,562
16,500		UBS AG	1,104,176

			4,258,334

		UNITED KINGDOM: 7.5%
147,800		BP PLC	1,380,785
73,300		Diageo PLC	908,860
63,800		GlaxoSmithKline PLC	1,294,299
71,600		Imperial Tobacco Group PLC	1,558,949
73,150		Kingfisher PLC	377,772
719,240		Legal & General Group PLC	1,268,637
33,850		Rio Tinto PLC	879,385
652,519		Vodafone Group PLC	1,411,857

			9,080,544

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		UNITED STATES: 52.7%
9,950		3M Co.	$819,482
16,480		Abbott Laboratories	648,488
10,120		Air Products & Chemicals, Inc.	523,710
32,900		Alcoa, Inc.	1,053,787
7,080		Allergan, Inc.	535,531
15,040		Altria Group, Inc.	715,904
19,570		American Intl. Group, Inc.	1,382,621
24,990	@	Amgen, Inc.	1,421,431
21,010	@	Amphenol Corp.	660,344
39,600	@	Applied Materials, Inc.	672,012
42,690	@	Avaya, Inc.	625,409
33,650		Baker Hughes, Inc.	1,356,095
14,650	@	Barr Pharmaceuticals, Inc.	503,228
16,275	@	Biogen Idec, Inc.	976,500
20,960	@	BJ Services Co.	1,040,874
16,830		Boeing Co.	854,123
14,710		Capital One Financial Corp.	1,019,697
17,690		Carnival Corp.	824,531
38,040	@	Cendant Corp.	870,355
20,080	@	Chico’s FAS, Inc.	840,750
9,400		Chubb Corp.	646,532
111,480	@	Cisco Systems, Inc.	2,325,472
20,240		Citigroup, Inc.	892,382
25,220	@	Comcast Corp.	675,896
62,480	@	Corning, Inc.	772,253
14,320		Countrywide Financial Corp.	1,032,472
12,500		Deere & Co.	785,125
25,880		Dow Chemical Co.	1,032,353
59,280	@	E*Trade Financial Corp.	656,230
14,600	@	eBay, Inc.	1,143,618
16,920	@	Electronic Arts, Inc.	848,200
73,700	@	EMC Corp.	808,489
6,680		General Dynamics Corp.	660,118
35,530		General Electric Co.	1,181,373
11,060	@	Gilead Sciences, Inc.	714,918
14,380		Goldman Sachs Group, Inc.	1,268,172
17,470		Harley-Davidson, Inc.	1,045,929
42,020		Hewlett-Packard Co.	846,703
72,660		Intel Corp.	1,771,451
9,950		International Business Machines Corp.	866,347
34,140		Johnson & Johnson	1,886,918
14,560	@	Kohl’s Corp.	666,266
12,940		Lehman Brothers Holdings, Inc.	907,094
13,635		Marriott Intl., Inc.	665,388
16,150		Merck & Co., Inc.	732,403
89,140		Microsoft Corp.	2,536,923
9,730	@	National-Oilwell, Inc.	325,469
29,250	@	Nextel Communications, Inc.	665,730
33,070	@	Nvidia Corp.	509,278
12,720		Paccar, Inc.	762,691
25,210	@	Par Pharmaceutical Cos., Inc.	948,904
12,940		PepsiCo, Inc.	647,000
88,100		Pfizer, Inc.	2,815,675
25,440		Polo Ralph Lauren Corp.	838,502
13,515		Praxair, Inc.	533,167

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited)(continued)

Shares			Value

		UNITED STATES: 52.7% (continued)
28,490		Procter & Gamble Co.	$1,485,754
32,510		Rockwell Automation, Inc.	1,216,199
12,800	@	Rowan Cos., Inc.	312,576
24,900		Schlumberger Ltd.	1,601,568
31,740		Sherwin-Williams Co.	1,281,661
7,825		Starwood Hotels & Resorts Worldwide, Inc.	352,125
8,290		United Technologies Corp.	775,115
26,540		Wal-Mart Stores, Inc.	1,406,885
30,520		Walt Disney Co.	704,707
9,290	@	WellPoint Health Networks	939,219
28,700	@	Yahoo!, Inc.	883,960
9,400	@	Zimmer Holdings, Inc.	717,314

			64,437,396

		Total Common Stock (Cost $106,054,522)	119,215,127

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 4.3%
	Repurchase Agreement: 4.3%
$5,188,000	Deutsche Bank Repurchase Agreement dated 07/30/04,1.330%, due 08/02/04, $2,889,320 to be received upon repurchase (Collateralized by $2,786,000 Federal Home Loan Mortgage Corporation, 4.875%, Market Value plus accrued interest $2,947,508, due 03/15/07)		5,188,000

	Total Short-Term Investments (Cost $5,188,000)		5,188,000

	Total Investments In Securities (Cost $111,242,522)*	102.0%	$124,403,127
	Other Assets and Liabilities—Net	(2.0)	(2,457,766)

	Net Assets	100.0%	$121,945,361

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Cost for federal income tax purposes is $111,995,174	.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$15,134,163
	Gross Unrealized Depreciation		(2,726,210)

	Net Unrealized Appreciation		$12,407,953

PORTFOLIO OF INVESTMENTS
ING Worldwide Growth Fund	as of July 31, 2004 (Unaudited)(continued)

Percentage of
Industry	Net Assets

Aerospace/Defense	1.9%
Agriculture	2.7
Apparel	0.7
Auto Manufacturers	2.1
Banks	10.2
Beverages	1.3
Biotechnology	2.2
Building Materials	0.5
Chemicals	3.3
Commercial Services	0.7
Computers	2.1
Cosmetics/Personal Care	1.2
Diversified Financial Services	7.9
Electric	0.8
Electronics	1.6
Food	0.4
Forest Products and Paper	0.6
Hand/Machine Tools	0.3
Healthcare-Products	2.6
Healthcare-Services	0.8
Home Builders	0.5
Insurance	3.7
Internet	1.7
Leisure Time	2.3
Lodging	0.8
Machinery-Diversified	1.6
Media	1.1
Mining	1.6
Miscellaneous Manufacturing	3.1
Oil and Gas	5.4
Oil and Gas Services	3.9
Pharmaceuticals	11.0
Real Estate	0.4
Real Estate Investment Trusts	0.4
Retail	4.2
Semiconductors	3.5
Software	2.8
Telecommunications	5.8
Repurchase Agreement	4.3
Other Assets and Liabilities, Net	(2.0)

Net Assets	100.0%

At July 31, 2004, the following forward currency exchange contract was outstanding for the ING Worldwide Growth Fund.

			In Exchange		Unrealized
Currency	Buy/Sell	Settlement Date	For	Value	Appreciation
British Pound			USD
GBP 140,098	Buy	08/03/04	$254,291	$254,690	$399

ING Mutual Funds
(Unaudited)
July 31, 2004
Notes to Portfolios of Investments

NOTE 1 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Fund’s Board of Directors/Trustees, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

			Initial			Percent
			Acquisition			of Net
	Security	Shares	Date	Cost	Value	Assets
Foreign	Centrenergo ADR	306	12/17/03	3,623	5,037	0.0%

				3,623	5,037	0.0%

Precious Metals	Oxiani Resources NL	7,000,000	05/13/03	5,497,882	4,009,696	5.0%

				$5,497,882	$4,009,696	5.0%

Russia	Konakovskaya Gres	4,200,000	10/03/03	2,254,000	1,932,000	1.1%
	Novy Neft Ltd.	197,500	11/14/03	2,220,495	2,826,719	1.6%
	Novy Neft II Ltd.	365,000	02/23/04	3,770,625	3,786,875	2.2%
	Sun Interbrew Ltd. GDR	311,000	01/25/00	1,176,976	2,117,910	1.2%

				$9,422,096	$10,663,504	6.2%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Mutual Funds

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2004

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	September 29, 2004